Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Allowance for doubtful accounts receivable			$ 2,200,000	$ 1,500,000	$ 1,900,000
Bad debt expense	10,000	476,000	1,064,000	1,447,000	1,022,000
Impairment of real estate			0	0	0
Depreciation expense	$ 36,600,000	$ 35,200,000	$ 71,400,000	$ 64,400,000	$ 48,000,000
Number of reportable segments			1
Buildings
Property, Plant and Equipment
Property, plant and equipment, useful life			39 years
Building Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life			1 month
Building Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life			240 months
Furniture, Fixtures and Equipment
Property, Plant and Equipment
Property, plant and equipment, useful life			5 years